Debt issued measured at amortized cost	3 Months Ended
Jun. 30, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 14 Debt issued measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Certificates of deposit	4,523	6,869	7,980
Commercial paper	17,266	21,711	27,514
Other short-term debt	2,902	3,453	3,531
Short-term debt[1]	24,692	32,033	39,025
Senior unsecured debt	30,707	31,964	32,135
of which: issued by UBS AG with original maturity greater than one year[2]	30,705	31,962	32,133
Covered bonds	3,853	3,815	3,947
Subordinated debt	7,649	7,521	7,511
of which: low-trigger loss-absorbing tier 2 capital instruments	6,947	6,821	6,808
of which: non-Basel III-compliant tier 2 capital instruments	702	700	703
Debt issued through the Swiss central mortgage institutions	8,724	8,505	8,569
Other long-term debt	54	55	58
of which: issued by UBS AG with original maturity greater than one year[2]	49	49	52
Long-term debt[3]	50,988	51,861	52,220
Total debt issued measured at amortized cost[4]	75,679	83,894	91,245
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2019, 100% of the balance was unsecured (31 March 2019: 100% of the balance was unsecured; 31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.